NOTE 11 - CUSTOMER DEPOSITS - Customer Advances and Deposits, Current (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Customer Advances and Deposits, Current [Abstract]
Advance payments from customers	$ 1,450,770	$ 710,225
Advance payments for vaporizers	75,038	75,636
Total customer deposits	$ 1,525,808	$ 785,861